Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Curasset Capital Management Core Bond Fund | Curasset Capital Management Core Bond Founders Class
Prospectus [Line Items]
Annual Return [Percent]	6.36%	2.40%	6.44%	(9.86%)
Curasset Capital Management Limited Term Income Fund | Curasset Capital Management Limited Term Income Fund Founders Class
Prospectus [Line Items]
Annual Return [Percent]	5.22%	5.25%	5.94%	(2.65%)